Accounts Receivable, Net	6 Months Ended	12 Months Ended
	Mar. 31, 2024	Sep. 30, 2023
Accounts Receivable, Net [Abstract]
ACCOUNTS RECEIVABLE, NET

NOTE 3 - ACCOUNTS RECEIVABLE, NET

The Company’s accounts receivable at March 31, 2024 and September 30, 2023 was as follow:

	March 31, 2024	September 30, 2023
Accounts receivable	$223,728	$168,081
Allowance for credit losses	(27,472)	(29,472)
	$196,256	$138,609

Credit loss expense (recovery) was $(2,011) and $0 for the six months ended March 31, 2024 and 2023, respectively.

NOTE 3 - ACCOUNTS RECEIVABLE, NET

The Company’s accounts receivable at September 30, 2023 and 2022 was as follow:

	September 30, 2023	September 30, 2022
Accounts receivable	$168,081	$419,951
Reserve for doubtful accounts	(29,472)	-
	$138,609	$419,951

Bad debt expense was $29,472 and $0 for the years ended September 30, 2023 and 2022, respectively.